PSF PGIM Jennison Blend Portfolio Annual Fund Operating Expenses - PSF PGIM Jennison Blend Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees
Component1 Other Expenses
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.46%	[1]
Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.86%	[1]
Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.71%	[1]

[1]	The Manager has contractually agreed to waive 0.012% of its investment management fee through June 30, 2027. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.